Note 6 - Accrued Liabilities (Tables)	12 Months Ended
Nov. 30, 2015
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities [Table Text Block]
	November 30, 2015	November 30, 2014
	$	$

Professional fees	163,552	349,957
Other	290,738	325,530
	454,290	675,487